Consolidated Statements Of Cash Flows - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before tax	$ 1,361,698,473	$ 1,331,176,555	$ 1,001,420,217
Adjustments for:
Interest income	(127,308,396)	(116,078,163)	(101,226,862)
Finance costs	6,729,278	12,825,923	21,510,079
Depreciation	96,115	44,226	30,374
Amortization	5,688,143
Dividend income	(50,213,509)	(48,711,208)	(88,078,159)
Gain related to disposed investment	(173,129,345)	(125,112,176)	(82,948,508)
Gain from a bargain purchase	(37,966,405)
Gain from disposal of subsidiaries	(115,521,580)
Net fair value changes on financial assets at fair value through profit or loss (except derivative financial asset)	161,406,875	(597,551,244)	31,054,945
Net fair value changes on derivative financial asset	(484,760,273)	54,008,047	(371,305,326)
Net fair value changes on derivative financial liability	(13,347,266)	0	(7,765,148)
Impairment losses under expected credit loss model on financial assets	3,920,121		17,109,001
Operating cash flows before changes in working capital	537,292,231	510,601,960	419,800,613
Decrease/(increase) in accounts receivable	(227,888,044)	(9,164,430)	251,920,323
Decrease in prepayments, deposits and other receivables	89,589,897	2,956,009	11,568,581
Decrease in other payables and accruals	(89,143,854)	(36,178,634)	(49,718,674)
Decrease in financial assets at fair value through profit or loss			972,215,580
Decrease in derivative financial asset			618,682,641
Decrease in restricted cash	507,461
Decrease in provisions	(739,547)
Changes in accounts payable and other assets	60,324,886	14,278,153	(241,859,529)
Cash generated from operations	369,943,030	482,493,058	1,982,609,535
Profits tax paid	(242,717,404)	(96,460,047)	(76,778,218)
Dividend received	50,213,509	48,711,208	88,078,159
Interest received	31,784,569	15,379	67,783
Net cash generated from operating activities	209,223,704	434,759,598	1,993,977,259
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of items of property, plant and equipment	(12,848)		(110,734)
Purchase of financial assets at fair value through profit or loss	(37,476,390)	(9,968,000)
Increase in amount due from immediate holding company	(535,885,128)	(348,701,497)	(3,581,230,632)
Acquisition of subsidiaries, net of cash acquired	103,912,858
Cash disposed of upon disposal of subsidiaries	(144,050,060)
Receipt of return from movie income right investments	20,899,338
Proceeds from disposal of financial assets at fair value through profit or loss	15,965,179		0
Net cash used in investing activities	(576,647,051)	(358,669,497)	(3,581,341,366)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issue of shares	195,265,523
Proceeds from listing of a subsidiary	1,085,052,667
Repayment of bank borrowings	(233,118,919)
Repayment of margin loans		0	(317,722,438)
Redemption of perpetual securities		(49,154,565)
Proceeds from bank borrowings		155,926,000	232,280,000
Net proceeds from perpetual securities			1,436,368,339
Distribution to perpetual securities holders	(123,620,489)	(124,279,754)	(62,753,625)
Financing costs paid	(6,264,231)	(4,662,214)	(13,765,758)
Capital injection by non-controlling interest		15,511,408
Net cash flows generated from (used in) financing activities	917,314,551	(6,659,125)	1,274,406,518
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	549,891,204	69,430,976	(312,957,589)
Cash and cash equivalents at beginning of year	526,206,108	453,966,764	766,430,471
Effect of foreign exchange rate change, net	2,314,023	2,808,368	493,882
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,078,411,335	526,206,108	453,966,764
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances	$ 1,078,411,335	$ 526,206,108	$ 453,966,764